Total
Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Apr. 17, 2020
Registrant Name	dei_EntityRegistrantName	VOLUMETRIC FUND INC
Registrant CIK	dei_EntityCentralIndexKey	0000792394
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 17, 2020
Prospectus Date	rr_ProspectusDate	Apr. 17, 2020
Volumetric Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return	rr_RiskReturnHeading	Prospectus
Objective	rr_ObjectiveHeading	INVESTMENT OBJECTIVES / GOALS
Objective, Primary	rr_ObjectivePrimaryTextBlock	Volumetric Fund’s (the “Fund”) investment objective is capital growth.
Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Its secondary objective is downside protection.
Expense	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases:	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load):	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Dividends:	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none	[1]
Maximum Account Fee:	rr_MaximumAccountFee	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses**	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.90%
Portfolio Turnover	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover {1}	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its whole portfolio.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	597
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,027
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,224
Strategy	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative	rr_StrategyNarrativeTextBlock	The Fund typically invests in a broadly diversified portfolio of large and mid-cap domestic stocks; although, its portfolio may also contain small-cap stocks with annual revenues over $1 billion. Its securities are generally a blend of value and growth stocks. The Fund invests primarily in issues listed on the New York Stock Exchange, and to a lesser extent, in common stocks of NASDAQ and other exchanges. The Fund may also invest up to 15% of its net assets, in S&P 500 based ETFs or equivalents. Under negative stock market conditions, the Fund may allocate, for temporary defensive purposes, a large portion of its assets in cash equivalents or United States government securities for downside protection. A description of the Fund’s policies with respect to disclosure of its portfolio holdings is available in the Statement of Additional Information (“SAI”).
Risk	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative	rr_RiskNarrativeTextBlock	The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

•Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Management Risk: Risk that the strategy used by the Adviser may fail to produce the intended results.

•Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs to the Fund, which may result in higher fund expenses and lower total returns. The sale of portfolio securities also may result in the recognition of capital gain, which will be taxable to shareholders when distributed to them, or loss.

•Interest Rate Risk: the risk that money market securities will decline in value, due to changes of interest rates.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Availability Phone	rr_PerformanceAvailabilityPhone	845-623-7637
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.volumetric.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart Narrative	rr_BarChartNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for one, five and ten years, as compared to those of the broad-based S&P 500 Index and the Citigroup 3-Month Treasury Bill Index. As with all mutual funds, the Fund’s past performance, before and after taxes, does not predict how the Fund will perform in the future. For more recent performance information, visit www.volumetric.com.
Annual Return 2008	rr_AnnualReturn2008	15.78%
Annual Return 2009	rr_AnnualReturn2009	0.52%
Annual Return 2010	rr_AnnualReturn2010	5.89%
Annual Return 2011	rr_AnnualReturn2011	26.42%
Annual Return 2012	rr_AnnualReturn2012	6.96%
Annual Return 2013	rr_AnnualReturn2013	(4.69%)
Annual Return 2014	rr_AnnualReturn2014	11.29%
Annual Return 2015	rr_AnnualReturn2015	17.50%
Annual Return 2016	rr_AnnualReturn2016	(10.26%)
Annual Return 2017	rr_AnnualReturn2017	20.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The S&P 500 Index represents the equity portion of the Fund’s portfolio and the CitiGroup 3-month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio. These blended indexes better represent the portfolio versus using the S&P 500 Composite Index only.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
1 Year	rr_AverageAnnualReturnYear01	20.13%
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	8.95%
Since Inception	rr_AverageAnnualReturnSinceInception	10.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1978
Volumetric Fund | S&P 500 Index:(reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	12.46%
10 Years	rr_AverageAnnualReturnYear10	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Volumetric Fund | CitiGroup 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	1.05%
10 Years	rr_AverageAnnualReturnYear10	0.56%
Since Inception	rr_AverageAnnualReturnSinceInception	none
Volumetric Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	8.11%
Volumetric Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.11%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	6.96%
[1]	To discourage market timing, the Fund charges a 2% fee, if shares are redeemed within 7 calendardays after their purchase. Management reserves the right to waive this fee.
[2]	Other Expenses include less than 0.01% (1 basis point) of Acquired Fund FeesAnd Expenses (“AFFE”). AFFE are indirect fees and expenses that the Fund incursfrom investing in the shares of ETFs and other mutual funds.